ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2013
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued Liabilities And Other Liabilities Current [Text Block]
11.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2012	2013
	$	$

Accrued payroll and employee benefits	852	885
Deposits received from customers	72	16
Accrued audit fee	175	252
Accrued commission expense	30	8
Others	195	225
	1,324	1,386